Gold prepayment liability (Schedule of detailed information about gold prepayment liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Gold Prepayment Liabilities Disclosure [Abstract]
Current	$ 55,901	$ 71,208